UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574
Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	May 31
Date of Reporting Period	August 31, 2005

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust                                                                                      as of August 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 139.6% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.8%
	Alliant Tech Systems, Inc.
$702,000	Term Loan, 4.66%, Maturing March 31, 2009	$705,510
	CACI International, Inc.
4,211,125	Term Loan, 4.96%, Maturing May 3, 2011	4,257,624
	DRS Technologies, Inc.
2,834,351	Term Loan, 5.47%, Maturing November 4, 2010	2,864,908
	Hexcel Corp.
485,111	Term Loan, 5.36%, Maturing March 1, 2012	491,276
	K&F Industries, Inc.
785,650	Term Loan, 6.16%, Maturing November 18, 2012	799,595
	Mid-Western Aircraft Systems
1,040,000	Term Loan, 5.96%, Maturing December 31, 2011	1,057,680
	Standard Aero Holdings, Inc.
3,194,181	Term Loan, 5.78%, Maturing August 24, 2012	3,240,098
	Transdigm, Inc.
2,969,956	Term Loan, 5.80%, Maturing July 22, 2010	3,018,218
	Vought Aircraft Industries, Inc.
1,313,788	Term Loan, 6.17%, Maturing December 22, 2011	1,337,053
	Wam Aquisition, S.A.
755,563	Term Loan, 6.36%, Maturing April 8, 2013	755,000
755,563	Term Loan, 6.86%, Maturing April 8, 2014	758,211
	Wyle Laboratories, Inc.
314,213	Term Loan, 6.46%, Maturing January 28, 2011	319,417
		$19,604,590
Air Transport — 0.7%
	United Airlines, Inc.
4,952,188	DIP Loan, 7.96%, Maturing December 31, 2005	5,007,900
		$5,007,900
Automotive — 6.1%
	Accuride Corp.
2,712,213	Term Loan, 5.65%, Maturing January 31, 2012	2,739,335
	Affina Group, Inc.
685,555	Term Loan, 6.40%, Maturing November 30, 2011	689,197
	Collins & Aikman Products Co.
2,018,479	Term Loan, 7.94%, Maturing August 31, 2011	1,788,156
	CSA Acquisition Corp.
253,642	Term Loan, 5.50%, Maturing December 23, 2011	253,959
408,033	Term Loan, 5.50%, Maturing December 23, 2011	408,543
	Dayco Products, LLC
1,523,632	Term Loan, 6.43%, Maturing June 23, 2011	1,541,249

	Exide Technologies
$518,936	Term Loan, 9.34%, Maturing May 5, 2010	$511,152
518,936	Term Loan, 9.35%, Maturing May 5, 2010	521,530
	Federal-Mogul Corp.
2,997,402	Revolving Loan, 5.43%, Maturing December 31, 2005 (2)	2,815,310
2,000,000	Term Loan, 6.18%, Maturing December 31, 2005	1,883,000
563,750	Term Loan, 7.43%, Maturing December 31, 2005	565,159
4,717,351	Revolving Loan, 7.43%, Maturing December 31, 2005 (2)	4,735,041
	Goodyear Tire & Rubber Co.
2,500,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	2,490,625
980,000	Term Loan, 4.67%, Maturing April 30, 2010	993,475
3,290,000	Term Loan, 6.32%, Maturing April 30, 2010	3,334,649
1,000,000	Term Loan, 7.07%, Maturing March 1, 2011	999,479
	HLI Operating Co., Inc.
1,523,528	Term Loan, 6.85%, Maturing June 3, 2009	1,544,160
750,000	Term Loan, 8.92%, Maturing June 3, 2010	761,250
	Key Automotive Group
3,439,647	Term Loan, 6.66%, Maturing June 29, 2010	3,465,444
	Metaldyne Corp.
1,056,551	Term Loan, 8.02%, Maturing December 31, 2009	1,052,259
	R.J. Tower Corp.
1,925,000	DIP Revolving Loan, 6.63%, Maturing February 2, 2007	1,953,274
	TI Automotive, Ltd.
748,300	Term Loan, 6.91%, Maturing June 30, 2011	731,931
	TRW Automotive, Inc.
2,985,000	Term Loan, 4.94%, Maturing October 31, 2010	3,014,850
3,014,359	Term Loan, 5.25%, Maturing June 30, 2012	3,049,528
	United Components, Inc.
1,578,949	Term Loan, 6.26%, Maturing June 30, 2010	1,606,088
		$43,448,643
Beverage and Tobacco — 2.1%
	Alliance One International, Inc.
882,788	Term Loan, 6.73%, Maturing May 13, 2010	896,029
	Constellation Brands, Inc.
4,644,358	Term Loan, 5.30%, Maturing November 30, 2011	4,722,732
	Culligan International Co.
3,735,000	Term Loan, 6.07%, Maturing September 30, 2011	3,793,359
	National Dairy Holdings, L.P.
837,900	Term Loan, 5.67%, Maturing March 15, 2012	847,850
	National Distribution Company
875,000	Term Loan, 10.15%, Maturing June 22, 2010	877,187
	Southern Wine & Spirits of America
2,964,573	Term Loan, 4.99%, Maturing May 31, 2012	2,996,072
	Sunny Delight Beverages Co.
737,994	Term Loan, 7.95%, Maturing August 20, 2010	743,529
		$14,876,758

Building and Development — 9.1%
	Biomed Realty, L.P.
$3,385,000	Term Loan, 5.76%, Maturing May 31, 2010	$3,389,231
	Formica Corp.
868,895	Term Loan, 8.61%, Maturing June 10, 2010	873,240
444,357	Term Loan, 8.61%, Maturing June 10, 2010	446,579
358,561	Term Loan, 8.61%, Maturing June 10, 2010	360,354
1,263,516	Term Loan, 8.62%, Maturing June 10, 2010	1,269,833
	FT-FIN Acquisition, LLC
1,383,412	Term Loan, 8.06%, Maturing November 17, 2007	1,386,870
	General Growth Properties, Inc.
7,683,929	Term Loan, 5.67%, Maturing November 12, 2008	7,783,497
	Hovstone Holdings, LLC
1,365,000	Term Loan, 5.94%, Maturing February 28, 2009	1,368,412
	Kyle Acquisition Group, LLC
571,217	Term Loan, 8.50%, Maturing July 20, 2008	579,071
528,783	Term Loan, 6.50%, Maturing July 20, 2010	536,054
	Landsource Communities, LLC
2,000,000	Term Loan, 6.13%, Maturing March 31, 2010	2,010,626
	LNR Property Corp.
1,399,850	Term Loan, 6.53%, Maturing February 3, 2008	1,400,725
4,752,855	Term Loan, 6.69%, Maturing February 3, 2008	4,805,050
	LNR Property Holdings
1,040,000	Term Loan, 8.19%, Maturing February 3, 2008	1,036,750
	Mueller Group, Inc.
2,826,870	Term Loan, 6.37%, Maturing April 23, 2011	2,851,605
	Newkirk Master, L.P.
4,540,000	Term Loan, 5.57%, Maturing August 11, 2008	4,616,612
	Nortek, Inc.
5,049,000	Term Loan, 5.91%, Maturing August 27, 2011	5,116,318
	Panolam Industries Holdings, Inc.
970,279	Term Loan, 6.75%, Maturing December 3, 2010	977,556
1,319,488	Term Loan, 11.00%, Maturing June 3, 2011	1,349,176
	Ply Gem Industries, Inc.
799,005	Term Loan, 5.60%, Maturing February 12, 2011	804,997
246,994	Term Loan, 6.16%, Maturing February 12, 2011	248,846
1,680,863	Term Loan, 6.16%, Maturing February 12, 2011	1,693,470
	South Edge, LLC
656,250	Term Loan, 5.31%, Maturing October 31, 2007	659,258
843,750	Term Loan, 5.56%, Maturing October 31, 2009	851,485
	St. Marys Cement, Inc.
5,927,330	Term Loan, 5.49%, Maturing December 4, 2010	6,005,127
	Stile Acquisition Corp.
1,509,926	Term Loan, 5.66%, Maturing April 6, 2013	1,515,589
	Stile U.S. Acquisition Corp.
1,512,499	Term Loan, 5.66%, Maturing April 6, 2013	1,518,171

	Te/Tousa Senior, LLC
$1,200,000	Term Loan, 6.56%, Maturing August 1, 2008	$1,221,000
	The Macerich Partnership, L.P.
1,550,000	Term Loan, 5.24%, Maturing July 30, 2007	1,551,937
1,350,000	Term Loan, 5.17%, Maturing April 25, 2010	1,355,062
	The Woodlands Community Property Co.
1,141,000	Term Loan, 5.76%, Maturing November 30, 2007	1,148,131
357,000	Term Loan, 7.76%, Maturing November 30, 2007	362,355
	Tousa/Kolter, LLC
2,305,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	2,316,525
	Trustreet Properties, Inc.
965,000	Term Loan, 5.51%, Maturing April 8, 2010	974,047
		$64,383,559
Business Equipment and Services — 6.0%
	Acco Brands Corp.
730,000	Term Loan, 5.33%, Maturing August 17, 2012	740,950
	Allied Security Holdings, LLC
2,753,143	Term Loan, 7.24%, Maturing June 30, 2010	2,801,323
	Baker & Taylor, Inc.
2,000,000	Term Loan, 10.48%, Maturing May 6, 2011	2,025,000
	Buhrmann US, Inc.
1,463,923	Term Loan, 6.06%, Maturing December 31, 2010	1,492,287
	DynCorp International, LLC
1,366,575	Term Loan, 6.06%, Maturing February 11, 2011	1,385,650
	Global Imaging Systems, Inc.
498,741	Term Loan, 4.97%, Maturing May 10, 2010	502,637
	Info USA, Inc.
1,420,455	Term Loan, 5.99%, Maturing March 25, 2009	1,424,006
	Iron Mountain, Inc.
3,521,426	Term Loan, 5.63%, Maturing April 2, 2011	3,560,493
	Language Line, Inc.
4,557,000	Term Loan, 7.90%, Maturing June 11, 2011	4,608,267
	Mitchell International, Inc.
2,231,361	Term Loan, 6.24%, Maturing August 13, 2011	2,267,621
1,732,500	Term Loan, 9.34%, Maturing August 15, 2012	1,749,825
	Protection One, Inc.
1,029,300	Term Loan, 6.76%, Maturing April 18, 2011	1,044,096
	Quintiles Transnational Corp.
1,507,196	Term Loan, 5.24%, Maturing September 25, 2009	1,510,964
	Sungard Data Systems, Inc.
14,600,000	Term Loan, 6.28%, Maturing February 11, 2013	14,817,175
	Transaction Network Services, Inc.
1,261,837	Term Loan, 5.41%, Maturing May 4, 2012	1,277,610
	Western Inventory Services
575,000	Term Loan, 10.23%, Maturing October 14, 2011	580,750

	Williams Scotsman, Inc.
$850,000	Term Loan, 6.31%, Maturing June 27, 2010	$861,156
		$42,649,810
Cable and Satellite Television — 7.7%
	Adelphia Communications Corp.
3,760,071	DIP Loan, 6.31%, Maturing March 31, 2006	3,769,471
	Atlantic Broadband Finance, LLC
4,000,000	Term Loan, 6.11%, Maturing September 1, 2011	4,075,000
	Bragg Communication, Inc.
2,192,850	Term Loan, 6.36%, Maturing August 31, 2011	2,218,890
	Bresnan Communications, LLC
1,884,762	Term Loan, 7.08%, Maturing September 30, 2010	1,918,688
	Canadian Cable Acquisition Co., Inc.
1,980,000	Term Loan, 6.49%, Maturing July 30, 2011	2,010,320
	Cebridge Connections, Inc.
1,979,950	Term Loan, 9.60%, Maturing February 23, 2010	1,999,749
	Charter Communications Operating, LLC
4,993,791	Term Loan, 6.68%, Maturing April 27, 2010	4,975,289
10,382,092	Term Loan, 6.93%, Maturing April 27, 2011	10,428,905
	Insight Midwest Holdings, LLC
985,000	Term Loan, 5.63%, Maturing December 31, 2009	999,591
	MCC Iowa, LLC
2,325,000	Term Loan, 4.72%, Maturing March 31, 2010	2,317,734
2,970,056	Term Loan, 5.44%, Maturing February 3, 2014	3,013,912
	Mediacom Illinois, LLC
4,129,250	Term Loan, 5.81%, Maturing March 31, 2013	4,195,706
	NTL, Inc.
5,000,000	Term Loan, 6.41%, Maturing April 13, 2012	5,042,915
	UGS Corp.
5,184,131	Term Loan, 5.67%, Maturing March 31, 2012	5,266,756
	UPC Broadband Holdings B.V.
2,660,000	Term Loan, 6.25%, Maturing September 30, 2012	2,688,885
		$54,921,811
Chemicals and Plastics — 8.5%
	Brenntag AG
5,500,000	Term Loan, 6.81%, Maturing December 9, 2011	5,569,668
	Carmeuse Lime, Inc.
691,250	Term Loan, 5.50%, Maturing May 2, 2011	696,434
	Celanese Holdings, LLC
6,837,608	Term Loan, 5.74%, Maturing April 6, 2011	6,970,087
	Gentek, Inc.
649,924	Term Loan, 6.26%, Maturing February 25, 2011	656,180
895,000	Term Loan, 9.35%, Maturing February 25, 2012	884,260
	Hercules, Inc.
2,969,925	Term Loan, 5.31%, Maturing October 8, 2010	3,012,989

	Hexion Specialty Chemicals, Inc.
$185,000	Term Loan, 3.16%, Maturing May 31, 2012	$188,006
1,081,700	Term Loan, 6.19%, Maturing May 31, 2012	1,099,278
783,300	Term Loan, 6.38%, Maturing May 31, 2012	796,029
	Huntsman International, LLC
5,430,000	Term Loan, 5.32%, Maturing August 16, 2012	5,509,756
	Innophos, Inc.
3,011,500	Term Loan, 5.78%, Maturing August 13, 2010	3,046,635
	Invista B.V.
7,875,000	Term Loan, 4.84%, Maturing April 30, 2010	7,973,437
	Kraton Polymer, LLC
1,854,848	Term Loan, 6.29%, Maturing December 23, 2010	1,886,729
	Mosaic Co.
1,596,000	Term Loan, 5.22%, Maturing February 21, 2012	1,618,445
	Nalco Co.
6,416,248	Term Loan, 5.65%, Maturing November 4, 2010	6,527,030
	Niagara Acquisition, Inc.
583,538	Term Loan, 5.50%, Maturing February 11, 2012	591,196
	Professional Paint, Inc.
1,472,625	Term Loan, 6.80%, Maturing September 30, 2011	1,498,396
	Rockwood Specialties Group, Inc.
6,442,625	Term Loan, 5.93%, Maturing December 10, 2012	6,562,084
	Solo Cup Co.
5,434,799	Term Loan, 5.68%, Maturing February 27, 2011	5,499,338
		$60,585,977
Clothing/Textiles — 1.0%
	Concentra Operating Corp.
2,594,336	Term Loan, 6.03%, Maturing June 30, 2009	2,631,630
	Propex Fabrics, Inc.
390,000	Term Loan, 5.74%, Maturing December 31, 2011	390,975
	SI Corp.
1,761,688	Term Loan, 7.49%, Maturing December 9, 2009	1,774,900
	St. John Knits International, Inc.
897,750	Term Loan, 6.00%, Maturing March 23, 2012	908,972
	The William Carter Co.
1,030,000	Term Loan, 5.71%, Maturing July 14, 2012	1,045,450
		$6,751,927
Conglomerates — 3.3%
	Amsted Industries, Inc.
2,530,595	Term Loan, 6.14%, Maturing October 15, 2010	2,569,610
	Blount, Inc.
652,322	Term Loan, 6.20%, Maturing August 9, 2010	663,738

	Euramax International, Inc.
$800,000	Term Loan, 6.13%, Maturing June 28, 2012	$806,166
501,316	Term Loan, 10.55%, Maturing June 28, 2013	508,836
248,684	Term Loan, 10.55%, Maturing June 28, 2013	252,414
	Goodman Global Holdings, Inc.
1,333,300	Term Loan, 5.88%, Maturing December 23, 2011	1,353,717
	Johnson Diversey, Inc.
2,650,888	Term Loan, 5.44%, Maturing November 30, 2009	2,684,438
1,310,000	Term Loan, 5.46%, Maturing November 30, 2009	1,324,737
	Penn Engineering & Manufacturing Corp.
575,000	Term Loan, 5.97%, Maturing May 25, 2011	580,750
	Polymer Group, Inc.
3,653,333	Term Loan, 6.73%, Maturing April 27, 2010	3,724,877
2,500,000	Term Loan, 9.73%, Maturing April 27, 2011	2,558,332
	PP Acquisition Corp.
4,217,694	Term Loan, 5.92%, Maturing November 12, 2011	4,242,295
	Rexnord Corp.
1,965,928	Term Loan, 6.13%, Maturing December 31, 2011	1,996,646
		$23,266,556
Containers and Glass Products — 6.9%
	Berry Plastics Corp.
2,898,423	Term Loan, 5.60%, Maturing June 30, 2010	2,947,696
	BWAY Corp.
5,911,080	Term Loan, 6.00%, Maturing June 30, 2011	6,004,363
	Dr. Pepper/Seven Up Bottling Group, Inc.
4,184,950	Term Loan, 5.35%, Maturing December 19, 2010	4,250,863
	Graham Packaging Holdings Co.
5,373,000	Term Loan, 6.03%, Maturing October 7, 2011	5,465,910
2,000,000	Term Loan, 7.75%, Maturing April 7, 2012	2,055,000
	Graphic Packaging International, Inc.
9,180,884	Term Loan, 6.03%, Maturing August 8, 2009	9,341,549
	IPG (US), Inc.
3,275,250	Term Loan, 5.72%, Maturing July 28, 2011	3,338,027
	Kranson Industries, Inc.
2,583,900	Term Loan, 6.24%, Maturing July 30, 2011	2,616,199
	Owens-Illinois, Inc.
2,907,870	Term Loan, 5.33%, Maturing April 1, 2007	2,933,314
2,586,212	Term Loan, 5.45%, Maturing April 1, 2008	2,613,690
	Smurfit-Stone Container Corp.
656,041	Term Loan, 3.09%, Maturing November 1, 2010	665,608
1,658,158	Term Loan, 5.44%, Maturing November 1, 2011	1,682,685
5,216,736	Term Loan, 5.50%, Maturing November 1, 2011	5,293,902
		$49,208,806

Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
$1,009,925	Term Loan, 6.61%, Maturing February 28, 2012	$1,022,549
	Prestige Brands, Inc.
2,473,712	Term Loan, 6.32%, Maturing April 7, 2011	2,497,418
	Revlon Consumer Products Corp.
1,859,375	Term Loan, 9.53%, Maturing July 9, 2010	1,926,197
		$5,446,164
Drugs — 0.7%
	Warner Chilcott Corp.
1,303,893	Term Loan, 6.36%, Maturing January 18, 2012	1,319,027
602,362	Term Loan, 6.36%, Maturing January 18, 2012	609,353
3,235,858	Term Loan, 6.41%, Maturing January 18, 2012	3,273,417
		$5,201,797
Ecological Services and Equipment — 1.6%
	Alderwoods Group, Inc.
1,042,789	Term Loan, 5.50%, Maturing September 29, 2009	1,058,431
	Allied Waste Industries, Inc.
1,517,663	Term Loan, 4.87%, Maturing January 15, 2010	1,533,155
3,976,180	Term Loan, 5.54%, Maturing January 15, 2012	4,016,396
	Envirocare of Utah, LLC
1,700,568	Term Loan, 6.11%, Maturing April 15, 2010	1,731,391
	Environmental Systems Products Holdings, Inc.
2,161,169	Term Loan, 7.12%, Maturing December 12, 2008	2,203,042
	Sensus Metering Systems, Inc.
865,129	Term Loan, 6.44%, Maturing December 17, 2010	875,582
129,769	Term Loan, 6.44%, Maturing December 17, 2010	131,337
		$11,549,334
Electronics/Electrical — 3.4%
	AMI Semiconductor, Inc.
1,321,688	Term Loan, 7.56%, Maturing April 1, 2012	1,329,397
	Communications & Power, Inc.
1,775,550	Term Loan, 6.03%, Maturing July 23, 2010	1,805,882
	Enersys Capital, Inc.
1,980,000	Term Loan, 5.53%, Maturing March 17, 2011	1,993,613
	Fairchild Semiconductor Corp.
1,368,107	Term Loan, 5.35%, Maturing December 31, 2010	1,383,498
	Invensys International Holdings Ltd.
4,967,007	Term Loan, 6.88%, Maturing September 5, 2009	5,035,303
	Rayovac Corp.
4,164,563	Term Loan, 5.58%, Maturing February 7, 2012	4,227,031
	Security Co., Inc.
990,000	Term Loan, 7.50%, Maturing June 30, 2010	999,900
3,000,000	Term Loan, 11.25%, Maturing June 30, 2011	3,045,000

	Telcordia Technologies, Inc.
$2,194,500	Term Loan, 6.61%, Maturing September 15, 2012	$2,194,500
	Vertafore, Inc.
1,013,206	Term Loan, 6.55%, Maturing December 22, 2010	1,024,604
500,000	Term Loan, 9.51%, Maturing December 22, 2011	511,250
	Viasystems, Inc.
743,133	Term Loan, 7.64%, Maturing September 30, 2009	750,564
		$24,300,542
Equipment Leasing — 1.2%
	Ashtead Group, PLC
3,000,000	Term Loan, 6.06%, Maturing November 12, 2009	3,048,126
	Maxim Crane Works, L.P.
1,565,000	Term Loan, 8.94%, Maturing January 28, 2012	1,619,775
	United Rentals, Inc.
334,029	Term Loan, 3.36%, Maturing February 14, 2011	337,996
3,134,232	Term Loan, 5.92%, Maturing February 14, 2011	3,171,451
		$8,177,348
Farming/Agriculture — 0.1%
	Central Garden & Pet Co.
611,898	Term Loan, 5.38%, Maturing May 15, 2009	620,694
		$620,694
Financial Intermediaries — 2.8%
	AIMCO Properties, L.P.
1,450,000	Term Loan, 5.16%, Maturing November 2, 2009	1,469,031
500,000	Term Loan, 5.54%, Maturing November 2, 2009	508,594
	Coinstar, Inc.
5,025,441	Term Loan, 5.55%, Maturing July 7, 2011	5,100,823
	Corrections Corp. of America
1,218,764	Term Loan, 5.35%, Maturing March 31, 2008	1,239,330
	Fidelity National Information Solutions, Inc.
7,155,225	Term Loan, 5.32%, Maturing March 9, 2013	7,173,113
	Refco Group Ltd., LLC
4,654,500	Term Loan, 5.67%, Maturing August 5, 2011	4,712,099
		$20,202,990
Food Products — 2.3%
	Acosta Sales Co., Inc.
3,431,000	Term Loan, 5.51%, Maturing August 13, 2010	3,483,539
	Atkins Nutritional, Inc.
945,596	Term Loan, 8.25%, Maturing November 26, 2009 (3)	712,979
	Chiquita Brands, LLC
765,000	Term Loan, 6.19%, Maturing June 28, 2012	778,388
	Del Monte Corp.
977,550	Term Loan, 5.18%, Maturing February 8, 2012	991,114

	Doane Pet Care Co.
$2,168,613	Term Loan, 7.41%, Maturing November 5, 2009	$2,177,649
	Dole Food Co., Inc.
1,216,513	Term Loan, 5.38%, Maturing April 18, 2012	1,232,861
	Herbalife International, Inc.
434,375	Term Loan, 5.41%, Maturing December 21, 2010	440,348
	Michael Foods, Inc.
2,300,000	Term Loan, 6.59%, Maturing November 21, 2011	2,358,938
	Pinnacle Foods Holdings Corp.
1,979,950	Term Loan, 6.76%, Maturing November 25, 2010	2,005,319
	Reddy Ice Group, Inc.
2,190,000	Term Loan, 5.32%, Maturing August 9, 2012	2,212,585
		$16,393,720
Food Service — 3.5%
	AFC Enterprises, Inc.
910,000	Term Loan, 5.75%, Maturing May 11, 2011	921,375
	Arby’s Restaurant Group, Inc.
375,000	Term Loan, 5.73%, Maturing July 25, 2012	379,805
	Buffets, Inc.
1,000,000	Term Loan, 6.78%, Maturing June 28, 2009	1,010,000
1,288,495	Term Loan, 7.16%, Maturing June 28, 2009	1,301,380
	Burger King Corp.
1,025,000	Term Loan, 5.38%, Maturing June 30, 2012	1,042,206
	Carrols Corp.
601,975	Term Loan, 6.00%, Maturing December 31, 2010	611,882
	CKE Restaurants, Inc.
2,517,785	Term Loan, 5.63%, Maturing May 1, 2010	2,542,963
	Denny’s, Inc.
2,537,261	Term Loan, 6.86%, Maturing September 21, 2009	2,598,315
	Domino’s, Inc.
7,044,450	Term Loan, 5.25%, Maturing June 25, 2010	7,164,790
	Gate Gourmet Borrower, LLC
481,561	Term Loan, 10.06%, Maturing December 31, 2008	476,746
1,053,222	Term Loan, 9.50%, Maturing December 31, 2009 (3)	1,011,094
	Jack in the Box, Inc.
987,469	Term Loan, 5.33%, Maturing January 8, 2011	1,000,429
	Ruth’s Chris Steak House, Inc.
287,381	Term Loan, 8.50%, Maturing March 11, 2011	288,099
	Weight Watchers International, Inc.
4,466,250	Term Loan, 5.11%, Maturing March 31, 2010	4,516,495
		$24,865,579

Food/Drug Retailers — 2.7%
	General Nutrition Centers, Inc.
$1,017,467	Term Loan, 6.59%, Maturing December 7, 2009	$1,030,185
	Giant Eagle, Inc.
4,564,356	Term Loan, 5.16%, Maturing August 6, 2009	4,627,116
	Rite Aid Corp.
6,939,925	Term Loan, 5.36%, Maturing September 22, 2009	7,003,543
	The Jean Coutu Group (PJC), Inc.
6,039,000	Term Loan, 5.94%, Maturing July 30, 2011	6,139,024
	The Pantry, Inc.
481,073	Term Loan, 5.92%, Maturing March 12, 2011	488,589
		$19,288,457
Forest Products — 3.0%
	Appleton Papers, Inc.
3,728,400	Term Loan, 5.64%, Maturing June 11, 2010	3,772,675
	Boise Cascade Holdings, LLC
4,632,657	Term Loan, 5.31%, Maturing October 29, 2011	4,708,230
	Buckeye Technologies, Inc.
2,296,842	Term Loan, 5.54%, Maturing April 15, 2010	2,324,594
	Escanaba Timber, LLC
650,000	Term Loan, 6.43%, Maturing May 2, 2008	659,750
	Koch Cellulose, LLC
1,088,377	Term Loan, 5.01%, Maturing May 7, 2011	1,103,116
3,536,570	Term Loan, 5.24%, Maturing May 7, 2011	3,584,463
	NewPage Corp.
2,900,000	Term Loan, 6.58%, Maturing May 2, 2011	2,947,125
	RLC Industries Co.
1,304,379	Term Loan, 4.99%, Maturing February 24, 2010	1,313,347
	Xerium Technologies, Inc.
995,000	Term Loan, 5.07%, Maturing May 18, 2012	1,009,614
		$21,422,914
Healthcare — 7.9%
	Alliance Imaging, Inc.
500,000	Term Loan, 5.94%, Maturing December 29, 2011	506,979
	AMR HoldCo, Inc.
860,675	Term Loan, 5.89%, Maturing February 10, 2012	874,930
	Carl Zeiss Topco GMBH
410,000	Term Loan, 6.24%, Maturing February 28, 2013	411,558
820,000	Term Loan, 6.74%, Maturing February 28, 2014	827,216
375,000	Term Loan, 8.99%, Maturing August 31, 2014	381,328
	Colgate Medical, Ltd.
581,340	Term Loan, 5.48%, Maturing December 30, 2008	587,516
	Community Health Systems, Inc.
9,661,020	Term Loan, 5.61%, Maturing August 19, 2011	9,806,940

	Cross Country Healthcare, Inc.
$246,637	Term Loan, 7.02%, Maturing June 5, 2009	$247,254
	Encore Medical IHC, Inc.
1,669,292	Term Loan, 6.48%, Maturing October 4, 2010	1,694,331
	Envision Worldwide, Inc.
1,388,333	Term Loan, 8.56%, Maturing September 30, 2010	1,395,275
	Express Scripts, Inc.
2,969,925	Term Loan, 5.07%, Maturing February 13, 2010	2,999,624
	FHC Health Systems, Inc.
2,000,000	Term Loan, 12.23%, Maturing February 7, 2011	2,040,000
	Genoa Healthcare Group, LLC
500,000	Term Loan, 8.75%, Maturing August 12, 2012	508,125
	Hanger Orthopedic Group, Inc.
2,474,808	Term Loan, 6.99%, Maturing September 30, 2009	2,521,211
	Healthcare Partners, LLC
449,313	Term Loan, 5.82%, Maturing March 2, 2011	453,104
	Healthsouth Corp.
1,030,000	Term Loan, 6.15%, Maturing June 14, 2007	1,040,622
285,000	Term Loan, 3.09%, Maturing March 21, 2010	287,939
	Iasis Healthcare, LLC
3,960,000	Term Loan, 5.77%, Maturing June 22, 2011	4,022,584
	Kinetic Concepts, Inc.
1,482,724	Term Loan, 5.24%, Maturing August 11, 2009	1,502,185
	Knowledge Learning Corp.
3,143,778	Term Loan, 5.99%, Maturing January 7, 2012	3,167,356
	Leiner Health Products, Inc.
2,475,000	Term Loan, 6.38%, Maturing May 27, 2011	2,431,688
	Lifepoint Hospitals, Inc.
4,641,713	Term Loan, 5.20%, Maturing April 15, 2012	4,694,763
	Magellan Health Services, Inc.
2,162,162	Term Loan, 3.43%, Maturing August 15, 2008	2,186,486
3,189,189	Term Loan, 5.86%, Maturing August 15, 2008	3,225,068
	Medcath Holdings Corp.
1,549,350	Term Loan, 5.50%, Maturing July 2, 2011	1,570,170
	National Mentor, Inc.
908,851	Term Loan, 6.25%, Maturing September 30, 2011	920,779
	Select Medical Holding Corp.
1,605,975	Term Loan, 5.57%, Maturing February 24, 2012	1,613,335
	Talecris Biotherapeutics, Inc.
1,122,188	Term Loan, 7.09%, Maturing March 31, 2010	1,122,188
	Team Health, Inc.
500,000	Term Loan, 6.24%, Maturing March 23, 2011	502,500
	Vanguard Health Holding Co., LLC
1,364,688	Term Loan, 6.74%, Maturing September 23, 2011	1,383,168
	VWR International, Inc.
1,246,000	Term Loan, 6.14%, Maturing April 7, 2011	1,264,690
		$56,190,912

Home Furnishings — 2.2%
	Jarden Corp.
$1,300,000	Term Loan, 5.27%, Maturing January 24, 2012	$1,309,263
3,294,512	Term Loan, 5.51%, Maturing January 24, 2012	3,325,398
	Knoll, Inc.
2,977,412	Term Loan, 6.52%, Maturing September 30, 2011	3,003,464
	Sealy Mattress Co.
2,586,106	Term Loan, 5.24%, Maturing April 6, 2012	2,621,262
	Simmons Co.
5,291,796	Term Loan, 5.94%, Maturing December 19, 2011	5,373,379
		$15,632,766
Industrial Equipment — 1.2%
	Alliance Laundry Holdings, LLC
575,250	Term Loan, 5.80%, Maturing January 27, 2012	584,778
	Douglas Dynamics Holdings, Inc.
1,012,029	Term Loan, 5.48%, Maturing December 16, 2010	1,024,680
	Flowserve Corp.
2,400,000	Term Loan, 5.62%, Maturing August 10, 2012	2,433,900
	Gleason Corp.
541,101	Term Loan, 6.46%, Maturing July 27, 2011	546,963
1,990,000	Term Loan, 8.99%, Maturing January 31, 2012	2,024,825
	Itron, Inc.
436,331	Term Loan, 5.90%, Maturing December 17, 2010	441,512
	Mainline, L.P.
1,370,056	Term Loan, 5.82%, Maturing December 17, 2011	1,376,906
		$8,433,564
Insurance — 1.5%
	Alliant Resources Group, Inc.
1,489,950	Term Loan, 6.88%, Maturing August 31, 2011	1,504,850
	CCC Information Services Group
2,690,540	Term Loan, 6.42%, Maturing August 20, 2010	2,730,898
	Conseco, Inc.
3,651,452	Term Loan, 5.57%, Maturing June 22, 2010	3,698,238
	U.S.I. Holdings Corp.
972,594	Term Loan, 6.18%, Maturing August 11, 2008	976,850
1,388,025	Term Loan, 6.18%, Maturing August 11, 2008	1,394,098
		$10,304,934
Leisure Goods/Activities/Movies — 7.8%
	24 Hour Fitness Worldwide, Inc.
1,865,000	Term Loan, 6.78%, Maturing June 8, 2012	1,897,056
	Alliance Atlantis Communications, Inc.
696,255	Term Loan, 5.41%, Maturing December 20, 2011	706,699
	Cinemark, Inc.
4,942,450	Term Loan, 5.18%, Maturing March 31, 2011	5,016,587

	Fender Musical Instruments Co.
$785,000	Term Loan, 8.10%, Maturing March 30, 2012	$800,700
	Loews Cineplex Entertainment Corp.
8,472,987	Term Loan, 5.88%, Maturing July 30, 2011	8,546,464
	Metro-Goldwyn-Mayer Holdings
11,220,000	Term Loan, 5.74%, Maturing April 8, 2012	11,374,275
	Regal Cinemas Corp.
9,607,482	Term Loan, 5.49%, Maturing November 10, 2010	9,727,575
	Six Flags Theme Parks, Inc.
8,023,077	Term Loan, 6.36%, Maturing June 30, 2008	8,117,517
	Universal City Development Partners, Ltd.
2,069,600	Term Loan, 5.69%, Maturing June 9, 2011	2,101,507
	WMG Acquisition Corp.
6,471,665	Term Loan, 5.70%, Maturing February 28, 2011	6,547,940
	Yankees Holdings & YankeeNets, LLC
628,571	Term Loan, 5.78%, Maturing June 25, 2007	634,857
		$55,471,177
Lodging and Casinos — 4.2%
	Alliance Gaming Corp.
2,791,058	Term Loan, 6.77%, Maturing September 5, 2009	2,796,727
	Ameristar Casinos, Inc.
563,495	Term Loan, 5.50%, Maturing December 20, 2006	566,312
	Argosy Gaming Co.
2,357,188	Term Loan, 7.00%, Maturing June 30, 2011	2,365,044
	CCM Merger, Inc.
1,095,000	Term Loan, 5.69%, Maturing April 25, 2012	1,109,144
	CNL Hospitality Partners, L.P.
323,500	Term Loan, 6.07%, Maturing October 13, 2006	324,309
	CNL Resort Hotel, L.P.
1,750,000	Term Loan, 6.56%, Maturing August 18, 2006	1,754,375
	Globalcash Access, LLC
813,880	Term Loan, 5.92%, Maturing March 10, 2010	826,852
	Isle of Capri Casinos, Inc.
2,517,350	Term Loan, 5.28%, Maturing February 4, 2012	2,548,031
	Marina District Finance Co., Inc.
4,552,125	Term Loan, 4.99%, Maturing October 14, 2011	4,595,748
	Pinnacle Entertainment, Inc.
1,600,000	Term Loan, 6.67%, Maturing August 27, 2010	1,619,000
1,733,440	Term Loan, 6.67%, Maturing August 27, 2010 (2)	1,739,940
	Resorts International Holdings, LLC
1,197,785	Term Loan, 6.20%, Maturing April 26, 2012	1,213,057
1,505,000	Term Loan, 9.42%, Maturing April 26, 2013	1,511,115

	Seminole Tribe of Florida
$700,000	Term Loan, 5.38%, Maturing September 30, 2011	$711,375
	Venetian Casino Resort, LLC
3,770,887	Term Loan, 5.24%, Maturing June 15, 2011	3,818,905
777,502	Term Loan, 5.46%, Maturing June 15, 2011	787,403
	Wynn Las Vegas, LLC
1,370,000	Term Loan, 5.80%, Maturing December 14, 2011	1,389,051
		$29,676,388
Nonferrous Metals/Minerals — 2.2%
	Foundation Coal Corp.
5,719,628	Term Loan, 5.55%, Maturing July 30, 2011	5,824,486
	ICG, LLC
942,875	Term Loan, 6.43%, Maturing November 5, 2010	947,589
	International Mill Service, Inc.
2,000,000	Term Loan, 9.42%, Maturing October 26, 2011	2,030,000
	Longyear Holdings, Inc.
452,000	Term Loan, 6.17%, Maturing July 28, 2012	459,910
113,000	Term Loan, 6.17%, Maturing July 28, 2012	114,978
	Murray Energy Corp.
975,100	Term Loan, 6.86%, Maturing January 28, 2010	980,585
	Novelis, Inc.
1,246,154	Term Loan, 5.46%, Maturing January 6, 2012	1,263,873
2,167,788	Term Loan, 5.46%, Maturing January 6, 2012	2,198,612
	Stillwater Mining Co.
417,594	Term Loan, 6.94%, Maturing July 30, 2010	425,685
	Trout Coal Holdings, LLC
1,600,000	Term Loan, 8.50%, Maturing March 23, 2012	1,615,333
		$15,861,051
Oil and Gas — 7.0%
	Coffeyville Resources, LLC
850,000	Term Loan, 10.31%, Maturing June 24, 2013	875,500
	Dresser Rand Group, Inc.
2,878,201	Term Loan, 5.45%, Maturing October 29, 2011	2,931,269
	Dresser, Inc.
2,873,171	Term Loan, 5.99%, Maturing March 31, 2007	2,904,296
	Dynegy Holdings, Inc.
6,932,481	Term Loan, 7.54%, Maturing May 28, 2010	6,977,251
	El Paso Corp.
2,205,750	Term Loan, 5.27%, Maturing November 23, 2009	2,235,314
3,632,135	Term Loan, 6.44%, Maturing November 23, 2009	3,690,652
	Energy Transfer Company, L.P.
1,795,000	Term Loan, 6.47%, Maturing June 16, 2012	1,820,354
	Getty Petroleum Marketing, Inc.
4,187,154	Term Loan, 6.92%, Maturing May 19, 2010	4,197,622

	Kerr-McGee Corp.
$2,615,000	Term Loan, 5.85%, Maturing May 24, 2007	$2,625,973
4,750,000	Term Loan, 6.14%, Maturing May 24, 2011	4,781,174
	Key Energy Services, Inc.
1,335,000	Term Loan, 0.00%, Maturing June 30, 2012 (2)	1,357,112
	LB Pacific, L.P.
1,132,163	Term Loan, 6.34%, Maturing March 3, 2012	1,151,975
	Lyondell-Citgo Refining, L.P.
3,465,000	Term Loan, 5.51%, Maturing May 21, 2007	3,519,141
	Petrohawk Energy Corp.
2,050,000	Term Loan, 6.50%, Maturing July 28, 2010 (2)	2,075,625
	Pride Offshore, Inc.
826,258	Term Loan, 5.31%, Maturing July 7, 2011	840,030
	Universal Compression, Inc.
1,150,000	Term Loan, 5.24%, Maturing February 15, 2012	1,165,813
	Williams Production RMT Co.
6,432,198	Term Loan, 5.83%, Maturing May 30, 2008	6,528,681
		$49,677,782
Publishing — 7.2%
	American Media Operations, Inc.
997,396	Term Loan, 6.25%, Maturing April 1, 2008	1,011,317
	CBD Media, LLC
4,122,550	Term Loan, 6.06%, Maturing December 31, 2009	4,189,541
	Dex Media East, LLC
4,229,247	Term Loan, 5.35%, Maturing May 8, 2009	4,288,985
	Dex Media West, LLC
3,994,738	Term Loan, 5.32%, Maturing March 9, 2010	4,052,390
	Freedom Communications Holdings, Inc.
1,967,555	Term Loan, 4.83%, Maturing May 18, 2012	1,993,379
	Herald Media, Inc.
1,000,000	Term Loan, 8.99%, Maturing January 22, 2012	1,010,000
	Journal Register Co.
5,000,000	Term Loan, 5.13%, Maturing August 12, 2012	5,047,655
	Lamar Media Corp.
2,134,123	Term Loan, 5.31%, Maturing June 30, 2010	2,148,528
	Liberty Group Operating, Inc.
1,487,397	Term Loan, 5.81%, Maturing February 28, 2012	1,503,821
	Medianews Group, Inc.
560,591	Term Loan, 5.17%, Maturing August 25, 2010	563,745
	Merrill Communications, LLC
5,495,541	Term Loan, 6.17%, Maturing February 9, 2009	5,569,390
	Morris Publishing Group, LLC
2,935,250	Term Loan, 5.25%, Maturing March 31, 2011	2,972,859

	Nebraska Book Co., Inc.
$1,473,807	Term Loan, 5.88%, Maturing March 4, 2011	$1,488,545
	Newspaper Holdings, Inc.
2,400,000	Term Loan, 5.15%, Maturing August 24, 2011	2,408,251
	R.H. Donnelley Corp.
203,768	Term Loan, 5.31%, Maturing December 31, 2009	206,188
9,851,743	Term Loan, 5.20%, Maturing June 30, 2011	9,999,046
	Source Media, Inc.
496,000	Term Loan, 5.74%, Maturing August 30, 2012	503,440
250,000	Term Loan, 8.87%, Maturing August 30, 2012	254,297
	Xerox Corp.
2,000,000	Term Loan, 5.43%, Maturing September 30, 2008	2,018,750
		$51,230,127
Radio and Television — 6.0%
	Adams Outdoor Advertising, L.P.
3,750,956	Term Loan, 5.64%, Maturing October 15, 2011	3,803,312
	ALM Media Holdings, Inc.
1,197,000	Term Loan, 5.99%, Maturing March 5, 2010	1,200,990
	CanWest Media, Inc.
1,715,352	Term Loan, 5.82%, Maturing August 15, 2009	1,739,654
	DirecTV Holdings, LLC
3,993,333	Term Loan, 5.09%, Maturing April 13, 2013	4,040,399
	Emmis Operating Co.
2,977,500	Term Loan, 5.32%, Maturing November 10, 2011	3,004,298
	Entravision Communications Co.
2,500,000	Term Loan, 4.84%, Maturing February 27, 2012	2,510,938
	Gray Television, Inc.
1,570,000	Term Loan, 5.01%, Maturing December 31, 2012	1,581,775
	NEP Supershooters, L.P.
1,898,008	Term Loan, 11.48%, Maturing August 3, 2011	1,888,518
	Nexstar Broadcasting, Inc.
2,043,211	Term Loan, 5.24%, Maturing October 1, 2012	2,062,366
2,156,789	Term Loan, 5.24%, Maturing October 1, 2012	2,177,009
	PanAmSat Corp.
6,914,661	Term Loan, 5.65%, Maturing August 20, 2011	7,003,687
	Rainbow National Services, LLC
3,591,000	Term Loan, 6.62%, Maturing March 31, 2012	3,623,545
	Raycom TV Broadcasting, Inc.
2,000,000	Term Loan, 4.94%, Maturing October 6, 2011	2,012,500
4,000,000	Term Loan, 5.50%, Maturing February 24, 2012	4,040,000
	Spanish Broadcasting System
1,300,000	Term Loan, 7.51%, Maturing June 10, 2013	1,319,500
	Young Broadcasting, Inc.
815,000	Term Loan, 5.77%, Maturing November 3, 2012	823,829
		$42,832,320

Rail Industries — 0.8%
	Kansas City Southern Railway Co.
$761,175	Term Loan, 5.16%, Maturing March 30, 2008	$772,989
	Railamerica, Inc.
4,103,514	Term Loan, 5.88%, Maturing September 29, 2011	4,178,744
485,075	Term Loan, 5.88%, Maturing September 29, 2011	493,968
		$5,445,701
Retailers (Except Food and Drug) — 5.0%
	Advance Stores Company, Inc.
164,337	Term Loan, 5.31%, Maturing September 30, 2010	166,802
97,199	Term Loan, 5.34%, Maturing September 30, 2010	98,657
	Alimentation Couche-Tard, Inc.
3,636,316	Term Loan, 5.38%, Maturing December 17, 2010	3,681,770
	American Achievement Corp.
2,249,446	Term Loan, 6.02%, Maturing March 25, 2011	2,281,781
	Amscan Holdings, Inc.
990,000	Term Loan, 6.40%, Maturing April 30, 2012	1,001,138
	FTD, Inc.
1,617,531	Term Loan, 5.74%, Maturing February 28, 2011	1,639,772
	Harbor Freight Tools USA, Inc.
2,481,254	Term Loan, 6.27%, Maturing July 15, 2010	2,514,130
	Home Interiors & Gifts, Inc.
2,893,701	Term Loan, 8.38%, Maturing March 31, 2011	2,691,142
	Josten’s Corp.
5,491,000	Term Loan, 5.94%, Maturing October 4, 2010	5,582,974
900,000	Term Loan, 6.00%, Maturing October 4, 2010	906,000
	Mapco Express, Inc.
677,000	Term Loan, 6.21%, Maturing April 28, 2011	687,578
	Movie Gallery, Inc.
1,185,000	Term Loan, 6.49%, Maturing April 27, 2011	1,191,878
	Oriental Trading Co., Inc.
2,225,042	Term Loan, 5.75%, Maturing August 4, 2010	2,238,948
	Rent-A-Center, Inc.
3,969,925	Term Loan, 5.34%, Maturing June 30, 2010	4,016,075
	Riddell Bell Holdings, Inc.
992,500	Term Loan, 5.99%, Maturing September 30, 2011	1,009,662
	Savers, Inc.
747,986	Term Loan, 6.41%, Maturing August 4, 2009	753,596
1,500,000	Term Loan, 10.48%, Maturing August 4, 2010	1,526,250
	Travelcenters of America, Inc.
3,440,000	Term Loan, 5.26%, Maturing November 30, 2008	3,485,687
		$35,473,840

Surface Transport — 0.8%
	Horizon Lines, LLC
$2,994,750	Term Loan, 5.99%, Maturing July 7, 2011	$3,040,920
	Sirva Worldwide, Inc.
2,524,118	Term Loan, 6.53%, Maturing December 1, 2010	2,427,361
		$5,468,281
Telecommunications — 5.8%
	AAT Communications Corp.
1,370,000	Term Loan, 6.61%, Maturing July 29, 2013	1,396,544
	Alaska Communications Systems Holdings, Inc.
1,105,000	Term Loan, 5.49%, Maturing February 1, 2011	1,121,114
	American Tower, L.P.
1,256,850	Term Loan, 4.96%, Maturing August 31, 2011	1,270,465
	Cellular South, Inc.
1,732,500	Term Loan, 5.45%, Maturing May 4, 2011	1,748,742
	Centennial Cellular Operating Co., LLC
4,937,343	Term Loan, 5.70%, Maturing February 9, 2011	5,021,984
	Consolidated Communications, Inc.
3,951,651	Term Loan, 5.93%, Maturing July 27, 2015	4,015,866
	D&E Communications, Inc.
1,479,751	Term Loan, 5.74%, Maturing December 31, 2011	1,492,699
	Fairpoint Communications, Inc.
2,485,000	Term Loan, 5.55%, Maturing February 8, 2012	2,515,287
	Hawaiian Telcom Communications, Inc.
830,000	Term Loan, 5.73%, Maturing October 31, 2012	841,802
	Iowa Telecommunications Services, Inc.
688,000	Term Loan, 5.25%, Maturing November 23, 2011	696,313
	IPC Acquisition Corp.
520,000	Term Loan, 6.31%, Maturing August 5, 2011	527,150
	Madison River Capital, LLC
600,000	Term Loan, 6.04%, Maturing July 29, 2012	610,875
	NTelos, Inc.
1,348,225	Term Loan, 6.17%, Maturing February 18, 2011	1,361,876
	Qwest Corp.
4,000,000	Term Loan, 8.53%, Maturing June 4, 2007	4,134,168
	SBA Senior Finance, Inc.
4,459,962	Term Loan, 5.58%, Maturing October 31, 2008	4,503,634
	Spectrasite Communications, Inc.
2,511,380	Term Loan, 4.91%, Maturing May 19, 2012	2,540,155
	Stratos Global Corp.
1,128,000	Term Loan, 5.74%, Maturing December 3, 2010	1,132,230
	Triton PCS, Inc.
1,706,425	Term Loan, 6.92%, Maturing November 18, 2009	1,721,356

	Valor Telecom Enterprise, LLC
$2,642,315	Term Loan, 5.55%, Maturing February 14, 2012	$2,678,882
	Westcom Corp.
952,148	Term Loan, 6.43%, Maturing December 17, 2010	959,290
1,000,000	Term Loan, 10.68%, Maturing May 17, 2011	1,022,500
		$41,312,932
Utilities — 3.7%
	Allegheny Energy Supply Co., LLC
4,632,082	Term Loan, 5.35%, Maturing March 8, 2011	4,699,247
	Cellnet Technology, Inc.
655,000	Term Loan, 6.68%, Maturing April 26, 2012	659,913
	Cogentrix Delaware Holdings, Inc.
1,941,158	Term Loan, 5.24%, Maturing January 14, 2012	1,966,232
	Covanta Energy Corp.
1,160,976	Term Loan, 3.36%, Maturing June 24, 2012	1,181,293
939,024	Term Loan, 6.46%, Maturing June 24, 2012	955,457
800,000	Term Loan, 9.05%, Maturing June 24, 2013	806,000
	KGen, LLC
997,500	Term Loan, 6.12%, Maturing August 5, 2011	995,006
	La Paloma Generating Co., LLC
29,262	Term Loan, 0.00%, Maturing August 16, 2012 (2)	29,747
55,738	Term Loan, 3.51%, Maturing August 16, 2012	56,661
340,000	Term Loan, 5.46%, Maturing August 16, 2012	345,631
	NRG Energy, Inc.
2,503,114	Term Loan, 3.39%, Maturing December 24, 2011	2,535,447
3,199,820	Term Loan, 5.37%, Maturing December 24, 2011	3,241,153
	Pike Electric, Inc.
2,311,847	Term Loan, 5.81%, Maturing July 1, 2012	2,340,745
628,113	Term Loan, 5.88%, Maturing July 1, 2012	635,965
	Plains Resources, Inc.
700,000	Term Loan, 5.85%, Maturing December 17, 2010	710,938
	Reliant Energy, Inc.
1,768,980	Term Loan, 6.08%, Maturing December 22, 2010	1,787,084
	Texas Genco, LLC
978,510	Term Loan, 5.41%, Maturing December 14, 2011	994,946
2,363,084	Term Loan, 5.42%, Maturing December 14, 2011	2,402,777
		$26,344,242
Total Senior, Floating Rate Interests (identified cost $985,310,261)		$991,531,893

Corporate Bonds & Notes — 14.6%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.3%
	Argo Tech Corp., Sr. Notes
$1,500	9.25%, 6/1/11	$1,650,000
	BE Aerospace, Sr. Sub. Notes, Series B
65	8.00%, 3/1/08	65,325
	Sequa Corp.
500	8.875%, 4/1/08	535,000
	Standard Aero Holdings, Inc.
40	8.25%, 9/1/14	40,575
		$2,290,900
Automotive — 0.5%
	Altra Industrial Motion, Inc.
70	9.00%, 12/1/11 (6)	68,950
	Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13 (6)	114,950
	Dana Credit Corp.
110	8.375%, 8/15/07 (6)	113,964
	Delphi Corp.
205	6.55%, 6/15/06	175,275
	Ford Motor Credit Co.
1,170	7.875%, 6/15/10	1,177,366
	General Motors Acceptance Corp.
50	6.125%, 9/15/06	50,206
440	7.00%, 2/1/12	415,634
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
455	9.75%, 11/1/13	464,100
	Metaldyne Corp., Sr. Notes
485	10.00%, 11/1/13 (6)	448,625
	Tenneco Automotive, Inc.
280	8.625%, 11/15/14	291,900
	Tenneco Automotive, Inc., Series B
45	10.25%, 7/15/13	51,300
	Visteon Corp., Sr. Notes
200	8.25%, 8/1/10	195,000
		$3,567,270

Brokers/Dealers/Investment Houses — 0.2%
	E*Trade Financial Corp., Sr. Notes
$60	8.00%, 6/15/11	$63,900
	Refco Finance Holdings, LLC
1,378	9.00%, 8/1/12	1,508,910
	Residential Capital Corp.
175	6.875%, 6/30/15 (6)	185,612
		$1,758,422
Building and Development — 0.5%
	Coleman Cable, Inc., Sr. Notes
115	9.875%, 10/1/12 (6)	104,075
	Collins & Aikman Floor Cover
400	9.75%, 2/15/10	412,000
	MAAX Corp., Sr. Sub. Notes
750	9.75%, 6/15/12	714,375
	Mueller Group, Inc., Sr. Sub. Notes
600	10.00%, 5/1/12	645,750
	Mueller Holdings, Inc., Disc. Notes
120	14.75%, (0.00% until 2009), 4/15/14	88,200
	Nortek, Inc., Sr. Sub Notes
530	8.50%, 9/1/14	518,075
	NTK Holdings, Inc., Sr. Disc. Notes
250	10.75%, (0.00% until 2009), 3/1/14 (6)	145,000
	Ply Gem Industries, Inc., Sr. Sub. Notes
470	9.00%, 2/15/12	423,000
	RMCC Acquisition Co., Sr. Sub. Notes
360	9.50%, 11/1/12 (6)	365,400
	Stanley-Martin Co.
90	9.75%, 8/15/15 (6)	91,350
		$3,507,225
Business Equipment and Services — 0.8%
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
80	9.25%, 2/15/13 (6)	78,800
	Neff Rental/Neff Finance
305	11.25%, 6/15/12 (6)	326,350
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,020	9.875%, 8/15/11	1,088,850
	NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK)
182	11.75%, 1/1/12	179,087
	Safety Products Holdings, Sr. Notes (PIK)
100	11.75%, 1/1/12 (6)	101,000
	Sungard Data Systems, Inc., Sr. Notes
660	9.125%, 8/15/13 (6)	696,300

	Sungard Data Systems, Inc., Sr. Sub. Notes
$470	10.25%, 8/15/15 (6)	$493,500
	United Rentals North America, Inc.
80	6.50%, 2/15/12	78,500
	United Rentals North America, Inc., Sr. Sub. Notes
1,000	7.75%, 11/15/13	982,500
670	7.00%, 2/15/14	641,525
	Williams Scotsman, Inc., Sr. Notes
1,015	10.00%, 8/15/08	1,111,648
		$5,778,060
Cable and Satellite Television — 0.8%
	CCO Holdings LLC / CCO Capital Corp., Sr. Notes
1,000	8.75%, 11/15/13	997,500
	CCO Holdings LLC/Capital Corp., Sr. Notes
785	8.75%, 11/15/13 (6)	783,037
	Charter Communications Holdings II, LLC, Sr. Notes
210	10.25%, 9/15/10	217,875
	CSC Holdings, Inc., Sr. Notes
330	6.75%, 4/15/12 (6)	317,625
	CSC Holdings, Inc., Sr. Notes, Series B
115	7.625%, 4/1/11	115,862
	Insight Communications, Sr. Disc. Notes
295	12.25%, (0.00% until 2006), 2/15/11	304,219
	Kabel Deutschland GMBH
560	10.625%, 7/1/14 (6)	628,600
	Ono Finance PLC, Sr. Notes
95	14.00%, 2/15/11	105,212
	UGS Corp.
2,140	10.00%, 6/1/12	2,407,500
		$5,877,430
Chemicals and Plastics — 1.0%
	Avecia Group PLC
57	11.00%, 7/1/09	58,425
	BCP Crystal Holdings Corp., Sr. Sub Notes
435	9.625%, 6/15/14	495,356
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,115	9.00%, 7/15/14 (6)	1,159,600
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
1,004	10.50%, 10/1/14	722,880
	Innophos, Inc., Sr. Sub. Notes
700	8.875%, 8/15/14 (6)	723,625
	OM Group, Inc.
2,010	9.25%, 12/15/11	2,065,275

	Polyone Corp., Sr. Notes
$775	10.625%, 5/15/10	$836,031
	Rhodia SA, Sr. Notes
710	10.25%, 6/1/10	772,125
	Rockwood Specialties Group, Sr. Sub. Notes
328	10.625%, 5/15/11	362,440
		$7,195,757
Clothing/Textiles — 0.4%
	GFSI, Inc., Sr. Sub. Notes, Series B
30	9.625%, 3/1/07	27,450
	Levi Strauss & Co., Sr. Notes
740	12.25%, 12/15/12	835,275
260	9.75%, 1/15/15	275,600
	Levi Strauss & Co., Sr. Notes, Variable Rate
210	8.254%, 4/1/12	212,100
	Oxford Industries, Inc., Sr. Notes
1,000	8.875%, 6/1/11	1,077,500
	Perry Ellis International, Inc., Sr. Sub. Notes
115	8.875%, 9/15/13	120,750
	Phillips Van-Heusen, Sr. Notes
50	7.25%, 2/15/11	52,500
		$2,601,175
Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
1,000	10.25%, 10/15/11 (6)	1,105,000
	Polypore, Inc., Sr. Sub Notes
35	8.75%, 5/15/12	32,200
	Spectrum Brands, Inc.
225	7.375%, 2/1/15	217,687
		$1,354,887
Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
950	8.50%, 8/1/14	953,625
	Solo Cup Co., Sr. Sub. Notes
240	8.50%, 2/15/14	234,600
		$1,188,225
Cosmetics/Toiletries — 0.0%
	Del Laboratories, Inc., Sr. Sub Notes
145	8.00%, 2/1/12	125,425
		$125,425

Ecological Services and Equipment — 0.2%
	Allied Waste North America, Series B
$395	8.875%, 4/1/08	$418,700
	Allied Waste North America, Sr. Notes, Series B
620	8.50%, 12/1/08	658,750
	Waste Services, Inc., Sr. Sub. Notes
515	9.50%, 4/15/14 (6)	515,000
		$1,592,450
Electronic/Electric — 0.2%
	Advanced Micro Devices, Inc., Sr. Notes
650	7.75%, 11/1/12	663,812
	Amkor Technologies, Inc., Sr. Notes
150	7.125%, 3/15/11	129,750
840	7.75%, 5/15/13	718,200
	CPI Holdco, Inc., Sr. Notes, Variable Rate
110	9.672%, 2/1/15	109,631
		$1,621,393
Financial Intermediaries — 1.0%
	Alzette, Variable Rate
750	8.691%, 12/15/20	768,750
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	5.78%, 2/24/19 (6)	762,736
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	5.315%, 4/15/19 (6)	1,000,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	5.649%, 1/15/19 (6)	1,000,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.29%, 3/8/17	1,000,000
	Centurion CDO 9 Ltd., Series 2005-9A
750	0.00%, 7/17/19	750,000
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	5.963%, 7/27/16 (6)	1,000,000
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.97%, 3/21/17 (6)	1,010,000
		$7,291,486
Food Products — 0.1%
	American Seafood Group, LLC
35	10.125%, 4/15/10	37,537
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
440	11.50%, (0.00% until 2008), 11/1/11	331,100
	Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12	42,000
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
80	8.25%, 12/1/13	77,600

	WH Holdings Ltd./WH Capital Corp., Sr. Notes
$300	9.50%, 4/1/11	$327,000
		$815,237
Food/Drug Retailers — 0.1%
	Rite Aid Corp.
565	7.125%, 1/15/07	569,944
215	8.125%, 5/1/10	219,837
		$789,781
Forest Products — 0.5%
	Caraustar Industries, Inc.
75	7.375%, 6/1/09	75,000
	Caraustar Industries, Inc., Sr. Sub. Notes
910	9.875%, 4/1/11	944,125
	Domtar, Inc.
320	7.125%, 8/1/15	320,635
	MDP Acquisitions/JSG Funding PLC, Sr. Notes
205	9.625%, 10/1/12	210,637
	Newark Group, Inc., Sr. Sub. Notes
400	9.75%, 3/15/14	372,000
	NewPage Corp.
635	10.00%, 5/1/12 (6)	641,350
	Norske Skog Canada Ltd., Series D
110	8.625%, 6/15/11	114,950
	Stone Container Corp., Sr. Notes
625	9.25%, 2/1/08	653,906
		$3,332,603
Healthcare — 1.0%
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
275	10.00%, 2/15/15 (6)	301,125
	Healthsouth Corp.
165	7.625%, 6/1/12	161,287
	Healthsouth Corp., Sr. Notes
315	7.375%, 10/1/06	318,937
435	8.375%, 10/1/11	435,000
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
550	8.75%, 2/15/12	569,250
	Knowledge Learning Center, Sr. Sub. Notes
180	7.75%, 2/1/15 (6)	177,750
	Medical Device Manufacturing, Inc., Series B
230	10.00%, 7/15/12	250,700
	National Mentor, Inc., Sr. Sub. Notes
250	9.625%, 12/1/12 (6)	263,750
	Service Corp. International, Sr. Notes
440	7.00%, 6/15/17 (6)	447,700

	US Oncology, Inc.
$390	9.00%, 8/15/12	$427,050
1,840	10.75%, 8/15/14	2,088,400
	Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
1,520	9.00%, 10/1/14	1,660,600
	Ventas Realty L.P./Capital Corp., Sr. Notes
155	7.125%, 6/1/15 (6)	162,750
	VWR International, Inc., Sr. Sub. Notes
45	8.00%, 4/15/14	44,887
		$7,309,186
Home Furnishings — 0.0%
	Fedders North America, Inc.
15	9.875%, 3/1/14	10,950
		$10,950
Industrial Equipment — 0.1%
	Case New Holland, Inc., Sr. Notes
45	9.25%, 8/1/11	48,150
	General Cable Corp., Sr. Notes
90	9.50%, 11/15/10	95,850
	Milacron Escrow Corp.
145	11.50%, 5/15/11	145,725
	Thermadyne Holdings Corp., Sr. Sub. Notes
750	9.25%, 2/1/14	701,250
		$990,975
Leisure Goods/Activities/Movies — 0.9%
	Affinity Group, Inc., Sr. Sub. Notes
710	9.00%, 2/15/12	740,175
	AMC Entertainment, Inc., Sr. Sub. Notes
215	9.875%, 2/1/12	217,420
	LCE Acquisition Corp., Sr. Sub. Notes
2,110	9.00%, 8/1/14 (6)	2,083,625
	Marquee Holdings, Inc., Sr. Disc. Notes
385	12.00%, (0.00% until 2009), 8/15/14	247,362
	Samsonite Corp., Sr. Sub. Notes
1,680	8.875%, 6/1/11	1,806,000
	Six Flags Theme Parks, Inc., Sr. Notes
600	8.875%, 2/1/10	604,500
	Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	319,200
	Universal City Florida Holding, Sr. Notes
60	8.375%, 5/1/10	63,450
		$6,081,732

Lodging and Casinos — 0.6%
	CCM Merger, Inc.
$265	8.00%, 8/1/13 (6)	$271,625
	Host Marriot L.P., Series O
35	6.375%, 3/15/15	34,869
	Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,152,500
	Majestic Star Casino LLC
500	9.50%, 10/15/10	506,250
	Meristar Hospitality Operations/Finance
300	10.50%, 6/15/09	320,250
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
110	8.00%, 4/1/12	117,700
	Seneca Gaming Corp., Sr. Notes
275	7.25%, 5/1/12 (6)	287,375
	Station Casinos, Inc., Sr. Sub Notes
240	6.875%, 3/1/16 (6)	247,800
	Trump Entertainment Resorts, Inc.
990	8.50%, 6/1/15	994,950
	Waterford Gaming LLC, Sr. Notes
376	8.625%, 9/15/12 (6)	402,320
	Wynn Las Vegas, LLC
120	6.625%, 12/1/14	117,300
		$4,452,939
Nonferrous Metals/Minerals — 0.2%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,136,250
	Aleris International, Inc.
110	10.375%, 10/15/10	121,825
183	9.00%, 11/15/14	193,980
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12	101,250
		$1,553,305
Oil and Gas — 0.5%
	Clayton Williams Energy, Inc., Sr. Notes
110	7.75%, 8/1/13 (6)	109,175
	Coastal Corp., Sr. Debs.
245	9.625%, 5/15/12	273,175
	Dynegy Holdings, Inc., Debs.
365	7.625%, 10/15/26	347,662
	El Paso Corp.
155	6.95%, 12/15/07	157,713
	El Paso Corp., Sr. Notes
215	7.625%, 8/16/07 (6)	220,913

	El Paso Production Holding Co.
$280	7.75%, 6/1/13	$297,500
	Giant Industries
90	8.00%, 5/15/14	94,950
	Hanover Compressor Co., Sr. Sub. Notes
155	0.00%, 3/31/07	139,500
	Hanover Equipment Trust, Series B
55	8.75%, 9/1/11	59,263
	Ocean Rig Norway AS, Sr. Notes
110	8.375%, 7/1/13 (6)	118,800
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	125,538
	Petrobras International Finance Co.
60	7.75%, 9/15/14	63,780
	Titan Petrochemicals Group Ltd.
65	8.50%, 3/18/12 (6)	62,400
	Transmontaigne, Inc., Sr. Sub. Notes
625	9.125%, 6/1/10	659,375
	United Refining Co., Sr. Notes
375	10.50%, 8/15/12	400,313
85	10.50%, 8/15/12 (6)	90,738
	Williams Cos., Inc. (The)
90	8.75%, 3/15/32	109,800
		$3,330,595
Publishing — 0.2%
	American Media Operations, Inc., Series B
830	10.25%, 5/1/09	837,263
	CBD Media, Inc., Sr. Sub. Notes
135	8.625%, 6/1/11	140,400
	Houghton Mifflin Co., Sr. Sub. Notes
560	9.875%, 2/1/13	607,600
		$1,585,263
Radio and Television — 1.5%
	CanWest Media, Inc.
290	8.00%, 9/15/12	305,950
	Emmis Communications Corp., Sr. Notes, Variable Rate
3,000	9.745%, 6/15/12	3,052,500
	Nextmedia Operating, Inc.
110	10.75%, 7/1/11	119,625
	Paxson Communications Corp.
105	10.75%, 7/15/08	105,394
	Paxson Communications Corp., Variable Rate
4,500	6.349%, 1/15/10 (6)	4,522,500

	Rainbow National Services, LLC, Sr. Notes
$115	8.75%, 9/1/12 (6)	$125,781
	Rainbow National Services, LLC, Sr. Sub. Debs.
1,565	10.375%, 9/1/14 (6)	1,791,925
	Sirius Satellite Radio
540	9.625%, 8/1/13 (6)	533,250
		$10,556,925
Rail Industries — 0.1%
	Greenbrier Cos., Inc. (The), Sr. Notes
415	8.375%, 5/15/15 (6)	437,825
	TFM SA de C.V., Sr. Notes
95	12.50%, 6/15/12	110,200
		$548,025
Surface Transport — 0.4%
	Horizon Lines, LLC
2,295	9.00%, 11/1/12	2,498,681
	OMI Corp., Sr. Notes
20	7.625%, 12/1/13	20,650
		$2,519,331
Telecommunications — 2.0%
	AirGate PCS, Inc., Variable Rate
120	7.349%, 10/15/11	125,100
	Alamosa Delaware, Inc., Sr. Disc. Notes
180	12.00%, 7/31/09	201,600
	Alamosa Delaware, Inc., Sr. Notes
560	11.00%, 7/31/10	637,000
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notess
650	10.125%, 6/15/13	728,000
	Digicel Ltd., Sr. Notes
100	9.25%, 9/1/12 (6)	105,000
	Inmarsat Finance PLC
731	7.625%, 6/30/12	772,119
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
485	8.695%, 1/15/12 (6)	495,913
	Intelsat Ltd., Sr. Notes
1,090	5.25%, 11/1/08	1,008,250
	IWO Holdings, Inc.
220	10.75%, (0.00% until 2010), 1/15/15	155,650
	LCI International, Inc., Sr. Notes
125	7.25%, 6/15/07	123,750
	New Skies Satellites NV, Sr. Notes, Variable Rate
215	8.539%, 11/1/11	224,138
	New Skies Satellites NV, Sr. Sub. Notes
345	9.125%, 11/1/12	359,663

	PanAmSat Corp.
$200	9.00%, 8/15/14	$211,500
	Qwest Capital Funding, Inc.
395	7.75%, 8/15/06	402,900
200	6.375%, 7/15/08	197,000
65	7.90%, 8/15/10	65,488
	Qwest Communications International, Inc.
110	7.25%, 2/15/11	107,800
	Qwest Communications International, Inc., Sr. Notes
1,990	7.50%, 2/15/14 (6)	1,920,350
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15 (6)	520,150
	Qwest Corp., Sr. Notes, Variable Rate
1,025	7.12%, 6/15/13 (6)	1,078,813
	Rogers Wireless, Inc.
335	7.50%, 3/15/15	368,081
	Rogers Wireless, Inc., Sr. Sub. Notes
185	8.00%, 12/15/12	198,875
	Rogers Wireless, Inc., Variable Rate
1,617	6.995%, 12/15/10	1,693,808
	Rural Cellular Corp., Variable Rate
1,000	8.37%, 3/15/10	1,040,000
	UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,243,200
		$13,984,148
Utilities — 0.1%
	Calpine Corp., Sr. Notes
30	7.625%, 4/15/06	27,900
	NRG Energy, Inc.
322	8.00%, 12/15/13	348,565
		$376,465
Total Corporate Bonds & Notes (identified cost $101,613,739)		$103,987,565
Convertible Bonds — 0.1%
40	Amkor Technologies, Inc.	38,300
345	L-3 Communications Corp. (6)	358,369
105	Nortel Networks Ltd.	100,275
Total Convertible Bonds (identified cost, $488,702)		$496,944

Common Stocks — 0.1%

Shares	Security	Value
107	Crown Castle International Corp. (5)	$2,651
36,116	Trump Entertainment Resorts, Inc. (5)	661,825
Total Common Stocks (identified cost, $473,214)		$664,476
Preferred Stocks — 0.0%
1,029	Crown Castle International Corp., (PIK)	52,222
Total Preferred Stocks (identified cost, $49,123)		$52,222
Closed-End Investment Companies — 2.2%
162,500	Citigroup Investments Corporate Loan Fund, Inc.	2,158,000
343,600	First Trust/Four Corners Senior Floating Rate Income Fund II	6,078,284
150,400	Floating Rate Income Strategies Fund II, Inc.	2,680,128
52,200	Floating Rate Income Strategies Fund, Inc.	931,770
105,500	ING Prime Rate Trust	737,445
130,000	Pioneer Floating Rate Trust	2,267,200
100,000	Van Kampen Senior Income Trust	811,000
Total Closed-End Investment Companies (identified cost, $16,269,156)		$15,663,827
Miscellaneous — 0.0%
590,000	Trump Atlantic City (4)	22,715
Total Miscellaneous (identified cost, $0)		$22,715

Commercial Paper — 3.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$18,415,000	09/01/05	General Electric Capital Corp.	3.56%	$18,415,000
4,725,000	09/06/05	Old Line Funding Llc Commercial Paper	3.53%	4,722,683
Total Commercial Paper (at amortized cost)				$23,137,683

Short-Term Investments — 0.3%
$2,000,000	09/01/05	Investors Bank and Trust Company Time Deposit	3.57%	$2,000,000
Total Short-Term Investments (at amortized cost)				$2,000,000
Total Investments — 160.2% (identified cost $1,129,341,878)				$1,137,557,325
Less Unfunded Loan Commitments — (0.9%)				$(6,071,348)
Net Investments — 159.3% (identified cost $1,118,873,859)				$1,131,485,977
Other Assets, Less Liabilities — 2.0%				$13,999,487
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.3)%				$(435,273,441)
Net Assets Applicable to Common Shares — 100.0%				$710,212,023

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)		Defaulted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.
(5)		Non-income producing security.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of the securities is $31,886,920 or 4.5% of the Trust’s net assets.

A summary of financial instruments at August 31, 2005 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000 USD	3/20/2009	Agreement with Lehman Brothers Special Financing, Inc. dated 9/24/2004 to receive 2.30% per year times the notional amount. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	$(15,852)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 to receive 2.20% per year times the notional amount. The Trust makes payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(14,513)

At August 31, 2005, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contract.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,130,745,487
Gross unrealized appreciation	$9,974,486
Gross unrealized depreciation	(3,162,648)
Net unrealized appreciation	$6,811,838

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	October 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	October 26, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 26, 2005